Consolidated Statements Of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Income (Loss) (Unaudited) [Abstract]
Income from continuing operations, before attribution of noncontrolling interests	$ 1,066.9	$ 1,078.7	$ 650.3
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	9.7	(26.0)	(12.8)
Changes in fair values of derivatives qualifying as cash flow hedges		0.2	(0.1)
Net unrealized losses on available for sale securities	(7.1)	(0.1)	(2.0)
Changes in benefit plans net gain (loss) and prior service (cost)/credit	(10.8)	(34.4)	19.0
Net current period AOCI	(8.2)	(60.3)	4.1
Comprehensive income before noncontrolling interests and discontinued operation	1,058.7	1,018.4	654.4
Comprehensive loss (income) attributable to noncontrolling interests	0.1	(1.2)	(5.9)
Loss (income) from discontinued operation, net of taxes	(10.4)	52.5	31.3
Comprehensive income (loss)	$ 1,048.4	$ 1,069.7	$ 679.8